SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
SEGMENT INFORMATION
Number of principal reportable business segments | item	2	2	2
Revenues and gross profit generated from each segment
Net revenues	$ 3,744,512	$ 3,390,393	$ 2,853,078
Cost of revenues	2,969,430	2,752,795	2,435,890
Gross profit	775,082	637,598	417,188
Income from operations	364,657	269,345	93,164
Operating segment | Module
Revenues and gross profit generated from each segment
Net revenues	2,413,889	2,850,859	2,825,270
Cost of revenues	1,923,131	2,390,686	2,429,207
Gross profit	490,758	460,173	396,063
Income from operations	141,609	136,419	115,579
Operating segment | Energy
Revenues and gross profit generated from each segment
Net revenues	1,575,594	677,470	106,432
Cost of revenues	1,302,779	473,453	66,955
Gross profit	272,815	204,017	39,477
Income from operations	211,539	159,518	(4,063)
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(244,971)	(137,936)	(78,624)
Cost of revenues	(256,480)	(111,344)	(60,272)
Gross profit	11,509	(26,592)	(18,352)
Income from operations	$ 11,509	$ (26,592)	$ (18,352)